Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 65,371	$ 25,303	$ 57,511
Prepaid expenses and other current assets	1,917	935	1,370
Total current assets	67,288	26,238	58,881
Property and equipment, net	2,829	3,751	5,367
Restricted cash	263	263	262
Other assets	69	129	115
Total assets	70,449	30,381	64,625
Current liabilities:
Current portion of long-term debt	7,454	5,576	3,688
Accounts payable	1,581	629	1,730
Accrued expenses	2,574	3,122	2,657
Derivative liability related to loan		494	390
Total current liabilities	11,609	9,821	8,465
Long-term debt, including accretion, net of current portion	5,590	9,293	11,064
Total liabilities	17,199	19,114	19,529
Commitments and contingencies
Convertible preferred stock - 0 and 207,164,404 authorized, issued, and outstanding as of June 30, 2020 and December 31, 2019, respectively		129,870	129,870
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value: 10,000,000 and 0 shares authorized; no shares issued and outstanding as of June 30, 2020 and December 31, 2019, respectively
Common stock	5	1
Additional paid-in-capital	187,112	3,304
Accumulated deficit	(133,867)	(121,908)	(87,164)
Total stockholders' equity (deficit)	53,250	(118,603)	(84,774)
Total liabilities and stockholders' equity (deficit)	$ 70,449	30,381	64,625
Class A Common Units
Stockholders' equity (deficit):
Common stock		2,585	1,670
Class C Common Units
Stockholders' equity (deficit):
Common stock		$ 720	$ 720